SUPPLEMENT DATED JANUARY 12, 2007 TO THE PROSPECTUS
                                DATED MAY 1, 2006

                               JNL(R) SERIES TRUST


Please note that the changes apply to your variable annuity and/or variable life product(s).


PLEASE ADD THE FOLLOWING BULLET AFTER THE FOURTH PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/AIM REAL ESTATE
FUND:

     o Paul Curbo, CFA, Portfolio Manager, has been responsible for the Fund since January 2007 and has been associated with the Sub-Adviser and/or its affiliates since 1998.


THE SECOND PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/S&P SUB-ADVISED FUNDS SHOULD BE DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

     David J. Braverman and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. From 2001 through 2002, Mr. Braverman was Senior Director in charge of investment analysis. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.





This Supplement is dated January 12, 2007.


(To be used with VC5995 Rev. 07/06, VC3656 Rev. 05/06, VC3657 Rev. 05/06, VC3723
Rev. 05/06,  NV3174CE Rev. 05/06,  NV3784 Rev. 05/06,  VC4224 Rev. 05/06, NV4224
Rev. 05/06, VC5526 Rev. 05/06,  NV5526 Rev. 05/06,  FVC4224FT Rev. 05/06, VC5890
05/06,  VC5869 05/06,  NV5869 05/06,  NV5890 05/06,  VC5825 05/06, NV5825 05/06,
VC5884 05/06,  VC5885 05/06,  NV5884 05/06,  NV5885 05/06, HR105 Rev. 05/06, and
VC2440 Rev. 05/06.)

(To be used with VC6016 01/07 and NV6016 01/07.)

                        SUPPLEMENT DATED JANUARY 12, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2006

                               JNL(R) SERIES TRUST


Please note that the changes apply to your variable annuity and/or variable life product(s).


PLEASE DELETE ALL REFERENCES TO PETER TSUI.

On page 32, in the subsection entitled "FUNDAMENTAL POLICIES," please delete the first paragraph of (2) in its entirety and replace it with the following:

     (2) No Fund (except for the JNL/AIM Real Estate Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund) may invest more than 25% (for the AIM sub-advised Funds, the percentage limitation is a non-fundamental restriction) of the value of their respective assets in any particular industry (other than U.S. government securities). For example, the telecommunications industry is comprised of several services which are considered separate industries by the sub-advisers. Services can include cellular, long distance, paging and messaging, satellite or data and internet. As the telecommunications industry continues to expand, there may be more service industries created.

ON PAGE 68, IN THE SUBSECTION ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST" FOR THE JNL/AIM REAL ESTATE FUND, PLEASE ADD THE FOLLOWING TABLE.

                                                                  Number Of                       Total
Paul Curbo*                                                        ACCOUNTS                 ASSETS (MILLIONS)
                                                                   --------                 -----------------
registered investment companies: .......................              0                            $0
                                                             ---------------------    ------------------------------
                                                             ---------------------    ------------------------------
other pooled investment vehicles:.......................              0                            $0
                                                             ---------------------    ------------------------------
                                                             ---------------------    ------------------------------
other accounts:.........................................              0                            $0
                                                             ---------------------    ------------------------------

* As of 12/31/05, Mr. Curbo did not manage any assets, as he was not serving as a Portfolio Manager.

ON PAGE 69, IN THE SUBSECTION ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGER" FOR THE JNL/AIM REAL ESTATE FUND PLEASE DELETE THE TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
      PORTFOLIO MANAGER          NONE    $1-         $10,001-     $50,001-      $100,001        $500,001         OVER
                                         $10,000     $50,000      $100,000      $500,000        $1,000,000       $1,000,000
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
Joe V. Rodriguez                  X
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
Mark Blackburn                    X
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
James W. Trowbridge               X
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
James Cowen                       X
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
Ping Ying Wang                    X
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------
Paul Curbo                        X
------------------------------ --------- ----------- ------------ ------------- -------------- --------------- --------------

This Supplement is dated January 12, 2007.



(To be used with V3180 Rev. 05/06.)
                                                                    V6098 01/07